Note 22 - Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Geograhical long-lived assets	$ 270,687	$ 188,804
UNITED STATES
Geograhical long-lived assets	114,980	119,958
EMEA [Member]
Geograhical long-lived assets	31,299	28,433
CANADA
Geograhical long-lived assets	111,264	40,413
Asia Pacific [Member]
Geograhical long-lived assets	$ 13,144